Note 10 - Net Restructuring Expense by Division (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Restructuring Expense by Division
Provisions for restructuring	€ 684	€ 585	€ 696